Document And Entity Information	12 Months Ended
Nov. 30, 2020 shares
Document Information [Line Items]
Entity Registrant Name	GoldMining Inc.
Entity Central Index Key	0001538847
Trading Symbol	gldg
Current Fiscal Year End Date	--11-30
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Interactive Data Current	Yes
Entity Common Stock, Shares Outstanding (in shares)	148,732,142
Document Type	40-F
Document Period End Date	Nov. 30, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Amendment Flag	false
Title of 12(b) Security	Common shares